Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging (Tables) [Abstract]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments

	Volume
	December 31,		Unit of
Primary Risk Exposure	2011	2010	Measure
	(in millions)
Commodity:
Power	609	652	MWHs
Coal	21	63	Tons
Natural Gas	100	94	MMBtus
Heating Oil and Gasoline	6	6	Gallons
Interest Rate	$226	$171	USD

Interest Rate and Foreign Currency	$907	$907	USD

Fair Value of Derivative Instruments
Fair Value of Derivative Instruments
December 31, 2011

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in millions)
Current Risk Management Assets	$852	$24	$-	$(683)	$193
Long-term Risk Management Assets	641	15	-	(253)	403
Total Assets	1,493	39	-	(936)	596

Current Risk Management Liabilities	847	29	20	(746)	150
Long-term Risk Management Liabilities	483	15	22	(325)	195
Total Liabilities	1,330	44	42	(1,071)	345

Total MTM Derivative Contract Net Assets
(Liabilities)	$163	$(5)	$(42)	$135	$251

Fair Value of Derivative Instruments
December 31, 2010

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in millions)
Current Risk Management Assets	$1,023	$18	$30	$(839)	$232
Long-term Risk Management Assets	546	12	2	(150)	410
Total Assets	1,569	30	32	(989)	642

Current Risk Management Liabilities	995	13	2	(881)	129
Long-term Risk Management Liabilities	387	6	3	(255)	141
Total Liabilities	1,382	19	5	(1,136)	270

Total MTM Derivative Contract Net Assets
(Liabilities)	$187	$11	$27	$147	$372

(a)       Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)       Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

Amount of Gain Loss Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts

	Years Ended December 31,
Location of Gain (Loss)	2011	2010	2009
	(in millions)
Utility Operations Revenues	$46	$85	$144
Other Revenues	20	9	19
Regulatory Assets (a)	(22)	(9)	(28)
Regulatory Liabilities (a)	(3)	38	(7)
Total Gain (Loss) on Risk Management Contracts	$41	$123	$128

(a) Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2010	$7	$4	$11
Changes in Fair Value Recognized in AOCI	(5)	(28)	(33)
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	3	-	3
Other Revenues	(5)	-	(5)
Purchased Electricity for Resale	(2)	-	(2)
Other Operation Expense	(1)	-	(1)
Maintenance Expense	(1)	-	(1)
Interest Expense	-	4	4
Property, Plant and Equipment	(1)	-	(1)
Regulatory Assets (a)	2	-	2
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of December 31, 2011	$(3)	$(20)	$(23)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

		Interest Rate
		and Foreign
	Commodity	Currency	Total

	(in millions)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)
Changes in Fair Value Recognized in AOCI	9	13	22
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	-	-	-
Other Revenues	(7)	-	(7)
Purchased Electricity for Resale	4	-	4
Interest Expense	-	4	4
Regulatory Assets (a)	3	-	3
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of December 31, 2010	$7	$4	$11

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2008	$7	$(29)	$(22)
Changes in Fair Value Recognized in AOCI	(6)	11	5
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	(15)	-	(15)
Other Revenues	(15)	-	(15)
Purchased Electricity for Resale	29	-	29
Interest Expense	-	5	5
Regulatory Assets (a)	5	-	5
Regulatory Liabilities (a)	(7)	-	(7)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)

(a) Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Balance Sheet
December 31, 2011

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$20	$-	$20
Hedging Liabilities (a)	25	42	67
AOCI Gain (Loss) Net of Tax	(3)	(20)	(23)
Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	(3)	(2)	(5)

Impact of Cash Flow Hedges on the Balance Sheet
December 31, 2010

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$13	$25	$38
Hedging Liabilities (a)	2	4	6
AOCI Gain (Loss) Net of Tax	7	4	11
Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	3	(2)	1

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on our balance sheets.

Collateral Required Under Various Triggering Events
	December 31,
	2011	2010
	(in millions)
Liabilities for Derivative Contracts with Credit Downgrade Triggers	$32	$20
Amount of Collateral AEP Subsidiaries Would Have Been
Required to Post	39	45
Amount Attributable to RTO and ISO Activities	38	44

Liabilities Subject to Cross Default Provisions
	December 31,
	2011	2010
	(in millions)
Liabilities for Contracts with Cross Default Provisions Prior to Contractual
Netting Arrangements	$515	$401
Amount of Cash Collateral Posted	56	81
Additional Settlement Liability if Cross Default Provision is Triggered	291	213